Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Balance Sheet Components [Abstract]
Summary of Prepaid Expenses and Other Current Assets
Prepaid expenses and
other current
assets
as of June 30, 2025 and
December
31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid foreign consumption tax	$—	$81
Prepaid research and development costs	6,362	57
Other receivables	99	83
Prepaid other	100	129

Prepaid expenses and other current assets	$6,561	$350

Prepaid expenses and other current assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Prepaid foreign consumption tax	$81	$98
Prepaid research and development costs	57	—
Other receivables	83	223
Prepaid other	129	106

Prepaid expenses and other current assets	$350	$427

Summary of Other Non-Current Assets
Other
non-current
assets as of June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Investment in Celexor	$942	$942
Non-current deposits	69	69
Property and equipment, net	3	8

Other non-current assets	$1,014	$1,019

Other
non-current
assets as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Deferred offering costs	$1,888	$—
Non-current deposits	69	123
Investment in Celexor	942	942

Other non-current assets	$2,899	$1,065

Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of June 30, 2025 and December 31, 2024, consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued research and development costs	$1,469	$654
Accrued compensation	480	931
Accrued professional fees	88	485
Accrued financing cost	2,258	1,294
Accrued other	117	96

Accrued expenses and other current liabilities	$4,412	$3,460

Accrued expenses and other current liabilities as of December 31, 2024 and 2023, consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued research and development costs	$654	$785
Accrued compensation	931	1,006
Accrued professional fees	485	322
Accrued financing cost	1,294	—
Accrued other	96	880
Foreign consumption tax payable	—	137

Accrued expenses and other current liabilities	$3,460	$3,130